VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Sep. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
2018	$ 6,616
2019	26,423
2020	25,546
2021	24,252
2022	22,969
After 2022	$ 58,907